Investment Strategy - Q India Equity Fund	Apr. 23, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In pursuing the Fund’s investment objective, the Adviser will follow its value investment philosophy and strategy and employ a bottom-up process for portfolio construction. The Adviser’s value investment philosophy involves the use of intensive qualitative and quantitative fundamental analysis, to build and monitor the Fund’s portfolios actively while at the same time avoiding excessive trading, and to attempt to control risk by endeavoring to keep the Fund’s portfolio adequately diversified, both in terms of the sectors included in the portfolio, as well as with respect to the level of concentration in any specific security. The investment strategy is to invest in companies which the Adviser believes are attractively priced in the market when compared to the Adviser’s valuation of the companies.

The Fund will principally invest in a portfolio of equity securities and may also invest in depository receipts, bank deposits, Government Securities, corporate bonds, treasury bills, certificates of deposit, money market instruments, and shares of mutual funds including ETFs. The Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

The Fund will not seek to concentrate in any specific industry, sector, or market-cap but may at times be concentrated in a specific sector due to the Adviser’s bottom-up security selection process.

The Adviser evaluates the companies in which it invests based on the nature of the businesses, the strength of their balance sheets and cash flow relative to their long-term goals, and other factors including the Adviser’s assessment of the skill and expertise of the company’s management team and the long-term potential for both the company and the market in which it operates. The Adviser generally buys a security at a discount to what it believes is the intrinsic value of the security. Such opportunities may arise for a variety of reasons ranging from the belief that the market has undervalued a company, to an assessment that there is opportunity for significant profit or market share growth given the dynamics of the sector a company operates in, or as a result of the company’s competitive or proprietary advantages.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of Indian issuers. The Fund defines Indian issuers as entities: (i) organized in India; (ii) having a class of securities whose principal securities market is in India; (iii) deriving more than 50% of total revenues or earnings from goods produced, sales made, or services provided in India; (iv) maintaining more than 50% of its employees, assets, investments, operations, or other business activity in India; (v) companies listed on any recognized stock exchange in India; or (vi) mutual funds, ETFs, or other pooled investment vehicles that invest primarily in any of the preceding. The Fund defines equity securities as common stock, preferred stock, convertible securities, rights and warrants to buy common stock, ADRs, GDRs, participatory notes, as well as fund shares or interests.

The Fund’s portfolio generally consists of equity shares of listed companies in India having an average daily trading volume of USD 1 million or above in the preceding 12 months. The Fund generally holds equity securities of 25-40 companies.

The Adviser avoids investment in companies:

●	With record of poor treatment of minority shareholders; that have blatantly violated rules and regulations (i.e. laws as applicable to the investee company depending on the multiple factors such as location of the company, the nature of its business and the operations of the company within India as well as outside India); that have acquired national properties from government through questionable means; that follow other similarly questionable practices

●	With questionable accounting practices

●	With weak business models

●	Where it is not clear as to who exactly are the founders of the company, opaque shareholding structures or non-Independent Boards

The above determinations are made by the Adviser and are subjective.

As a practice the Adviser generally does not invest in companies that derive more than 20% of their total revenues from tobacco, hard liquor or gambling/casino activities. The term hard liquor does not include wine and beer.

Securities in which the Fund invests also generally pass through further screens such as:

●	Are there too many related party transactions?

●	Is there a succession plan in place?

●	Is it a company where only one person runs it?

●	Has the management changed and become better or become worse?

The Fund will not invest in a security which the Adviser determines does not pass any of the above screens.

The above determinations (which the Adviser considers integrity screens) are made by the Adviser and are subjective.

Portfolio Construction

Securities are selected from the Adviser’s “Estimates Database.” Each security in the Adviser’s ‘Estimates Database’ has a pre-assigned Buy / Sell Limit. This is an INR denominated price, based on underlying fundamental criteria. The Adviser, generally, buys a new stock at the pre-determined Buy Price (or below). The security has to be under active and current coverage with an average daily trading value of USD 1 million over the past 12 months. The Fund generally sells an existing stock at the pre-determined sell price or above. It may add to a stock already held in the Fund’s portfolio if it is between the pre-determined Buy and Sell price. Portfolio weights are a function of:

1.	Reliability of management

2.	Quality of earnings
3.	Stability of earnings

4.	Upside potential

5.	Alternatives/cash

Higher importance is given to the first three points stated above in deciding the weights. For instance, in deciding between two stocks with similar upside potential, a stock that is rated higher on stability, quality and reliability will earn a larger portfolio weight.

Each investment decision is supported by an approved research report and the investment justification.

Generally, the minimum holding in any one stock is 2% (at the time of initial investment) and the maximum is 6% at cost and 10% at current market prices. The portfolio is monitored regularly and rebalanced suitably whenever required.

The Adviser will sell investments in companies when it believes the market price of those investments has exceeded its assessment of the long-term value of those companies or when it believes adverse changes to a company’s management, prospects or the markets in which it operates have occurred. The Adviser evaluates the company valuations on fundamental criteria (dividend yields, price to earnings, price to cash flow, price to book value, and other different measures of share price ratios), and does comparative evaluation against peer group, its history and the overall equity markets.

The Adviser will let stocks run up to a maximum of 10% of the portfolio (current market price/NAV) before it begins to trim the position. The Adviser will sell when the stock price reaches the sell limit and there has been no revision in the sell limits or when the Adviser’s view of management has changed. The portfolio is monitored regularly and rebalanced suitably whenever required.

The Adviser may also sell investments in companies when it believes the market price of those investments has exceeded its assessment of the long-term value of those companies or when it believes adverse changes to a company’s management, prospects or the markets in which the company operates have occurred. The Adviser evaluates the company valuations on fundamental criteria (dividend yields, price to earnings, price to cash flow, price to book value, and other different measures of share price ratios), and also do comparative evaluation against peer group, its history and the overall equity markets.

The Adviser may choose to increase the Fund’s holding in cash and other liquid assets at times of market uncertainty and to mitigate investment risk. The Fund may maintain a liquid portfolio in cash or deposits denominated in U.S. dollars (“USD”), Indian Rupees (“INR”), money market instruments, and treasury bills not only to meet redemptions, projected running cost and other funding requirements, but the Fund may exceed 20% of its net assets in such investments for temporary defensive purposes in the event of negative or highly uncertain market conditions.

There is no guarantee that the Fund will achieve its investment objective nor that in any time period, particularly in the short term, the Fund’s portfolio will achieve any particular level of return and investors should be aware that the value of Shares may fall as well as rise.